                                                      Registration No. 333-86470
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             ----------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]

          Pre-Effective Amendment No.                                      [ ]
                                      -----

          Post-Effective Amendment No.  1                                  [X]
                                       ----

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]

          Amendment No.
                        ----

                        (Check appropriate box or boxes)
                        --------------------------------

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                           --------------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)
             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)


       Depositor's Telephone Number, including Area Code: (212) 554-1234

                           --------------------------


                                  ROBIN WAGNER
                           VICE PRESIDENT AND COUNSEL

           The Equitable Life Assurance Society of the United States
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agents for Service)

                           --------------------------


                  Please send copies of all communications to:
                            PETER E. PANARITES, ESQ.
                                Foley & Lardner
                               Washington Harbour
                           3000 K. Street, Northwest
                             Washington, D.C. 20007

                           --------------------------

     Approximate Date of Proposed Public Offering: Continuous

     It is proposed that this filing will become effective (check appropriate box):


[X]  Immediately upon filing pursuant to paragraph (b) of Rule 485.


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]  On (date) pursuant to paragraph (a)(1) of Rule 485.

[ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485.

[ ]  On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

                                      NOTE

This Post Effective Amendment No. 1 ("PEA") to the Form N-4 Registration Statement No. 333-86470 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") is being filed solely for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement. The PEA does not amend or delete the currently effective Members Retirement Program Prospectus or Statement of Additional Information or supplements to the Prospectus, or any other part of the Registration Statement except as specifically noted herein.

(Parts A, B and C of the Form N-4 Registration Statement (File No. 333-86470), filed with the Commission on April 18, 2002 is incorporated by reference.)

The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED AUGUST 20, 2002, TO THE MAY 1, 2002, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR:

MEMBERS RETIREMENT PROGRAM
--------------------------------------------------------------------------------


This supplement modifies certain information in the above-referenced Prospectus and SAI, as supplemented to date (together, the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.

1.       The following is added as a new section under "More Information" in the
         Prospectus:

         COMBINATION OF CERTAIN VARIABLE INVESTMENT OPTIONS:

         Effective on or about November 8, 2002, subject to any necessary approvals, interests in the Alliance Balanced -- Separate Account No. 10, EQ/Alliance International and EQ/Capital Guardian Research options (the "surviving options") will replace interests in the EQ/Alliance Growth Investors, EQ/Alliance Global and EQ/MFS Research options respectively (the "replaced options"). The EQ/Alliance International and EQ/Capital Guardian Research options will first become available, through Separate Account No. 66, under the contracts at the time that their interests replace interests in the EQ/Alliance Global and EQ/MFS Research options. We will move the assets from each replaced option into the applicable surviving option. We will also automatically direct any contributions made to each replaced option to the applicable surviving option. Any allocation election to each replaced option will be considered as an allocation election to the applicable surviving option.

--------------------------------------------------------------------------------
REPLACED OPTION                  SURVIVING OPTION
--------------------------------------------------------------------------------
EQ/Alliance Growth Investors     Alliance Balanced -- Separate Account No. 10
--------------------------------------------------------------------------------
EQ/Alliance Global               EQ/Alliance International
--------------------------------------------------------------------------------
EQ/MFS Research                  EQ/Capital Guardian Research
--------------------------------------------------------------------------------

2. Effective on or about November 8, 2002, and subject to state availability, the EQ/Alliance Intermediate Government Securities option is added, through Separate Account No. 66, as an investment option to the contract.

3. The following is added to the chart in "Investment options" under "EQ Advisors Trust" in the Prospectus:

-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                          OBJECTIVE                                ADVISER**
-------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government     Seeks to achieve high current income     Alliance Capital Management, L.P.
  Securities*                           consistent with relative stability of
                                        principal
-------------------------------------------------------------------------------------------------------------------------
EQ/Alliance International*              Seeks long-term growth of capital        Alliance Capital Management, L.P.
                                                                                 (including through its Bernstein
                                                                                 Investment Research and Management
                                                                                 Unit)
-------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research*           Seeks long-term growth of capital        Capital Guardian Trust Company
-------------------------------------------------------------------------------------------------------------------------

* Available on or about November 8, 2002, subject to necessary approvals.

** The investment results you achieve in the investment option will depend on the investment performance of the corresponding Portfolio of the EQ Advisors Trust that shares the same name as the option. The adviser shown is the adviser who makes the investment decisions for the Portfolio.

4.       The following is added to the second chart under "Fee Table" in the
         Prospectus:

















                                           TRUST RELATED EXPENSES
                            --------------------------------------------------------
                              INVESTMENT      12B-1       OTHER
                               MGMT.(1)       FEE(2)     EXPENSES(3)        TOTAL
-------------------------------------------------------------------------------------
EQ/Alliance Intermediate
 Government
 Securities                     0.50%         0.25%        0.12%            0.87%
EQ/Alliance
 International                  0.85%(6)      0.00%        0.25%(6)         1.10%(6)
EQ/Capital Guardian
 Research                       0.55%         0.25%        0.15%            0.95%

                                   PROGRAM RELATED EXPENSES
                          -------------------------------------------
                           PROGRAM
                           EXPENSE     MGMT.       OTHER      PROGRAM
                           CHARGE     FEES(4)   EXPENSES(5)    TOTAL       TOTAL
--------------------------------------------------------------------------------
EQ/Alliance Intermediate
 Government
 Securities                 1.00%        --        0.05%       1.05%       1.92%
EQ/Alliance
 International              1.00%        --        0.37%       1.37%       2.47%
EQ/Capital Guardian
 Research                   1.00%        --        0.40%       1.40%       2.35%


(1) The management fees for each Portfolio cannot be increased without a vote of each Portfolio's shareholders.

(2) The Class IB shares of EQ Advisors Trust are subject to fees imposed under distribution plans (herein, the "Rule 12b-1 Plans") adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

(3) "Other Expenses" shown are those incurred in 2001. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses.

(4) This charge represents only financial accounting expenses for Separate Account No. 66.

(5) Reflects the amount deducted for the daily accrual of direct expenses. See "How We Determine Unit Values for the Funds" in the SAI.

(6) Effective on or about November 8, 2002, pursuant to the combination of the EQ/Alliance International Portfolio and the EQ/Alliance Global Portfolio, Equitable Life, EQ Advisors Trust's manager, will reduce its investment management fee schedule for the EQ/Alliance International Portfolio so that its fee schedule is the same as the fee schedule that applied to the EQ/Alliance Global Portfolio. If the "Investment Management" fees and "Other Expenses," shown above, reflected both the reduction in investment management fees and the increase in the average daily net assets of the EQ/Alliance International Portfolio (due to the combination of options), the "Investment Management" fees would have been 0.73%, the "Other Expenses" would have been 0.12%, and the "Total" expenses would have been 0.85%, based upon the combined average daily net assets in the EQ/Alliance International Portfolio and the EQ/Alliance Global Portfolio as of 12/31/01.

5. The following is added to the chart in the "Fee Table" under "Example" in the Prospectus:


----------------------------------------------------------------------------------------------------------------
                                                       1 YEAR        3 YEARS        5 YEARS       10 YEARS
----------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities        $ 20.36        $ 62.86       $ 107.88       $ 232.43
----------------------------------------------------------------------------------------------------------------
EQ/Alliance International                               25.89          79.49         135.65         287.99
----------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                            24.68          75.89         129.66         276.15
----------------------------------------------------------------------------------------------------------------

6. A new section is added to "Tax Information" in the Prospectus as follows:

         TAX CHANGES

         On January 1, 2003, regulations will become effective that govern Required Minimum Distributions from certain tax qualified plans and arrangements including those under Code Sections 401 and 457(b), TSAs and other Code Section 403(b) arrangements, and Code Section 408 individual retirement arrangements. Part of the new regulation provides that Required Minimum Distribution payments be calculated using not only your annuity contract value, but also the actuarial value of any other contractual benefits, such as minimum survivor benefits. This requirement does not apply to contracts that are irrevocably annuitized. We and other issuers of annuity contracts are seeking clarification of the new regulations. You may want to discuss with your tax advisor the potential implication of these regulations before you purchase this annuity contract or purchase additional features under this annuity contract.
















            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           1290 AVENUE OF THE AMERICAS
                                  NEW YORK, NY

        Please call 800-526-2701 if you would like a copy of the Members
                     Retirement Program Annuity Prospectus.

2.

                                   SIGNATURES





         As required by the Securities Act of 1933, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement, and has caused this Amendment to the Registration Statement to be signed on its behalf in the City State of New York, on this 9th day of August, 2002.





                                            THE EQUITABLE LIFE ASSURANCE
                                            SOCIETY OF THE UNITED STATES
                                                    (Registrant)


                                            By: The Equitable Life Assurance
                                                Society of the United States

                                            By: /s/ Robin Wagner
                                                ----------------------
                                                    Robin Wagner
                                                    Vice President and Counsel

                                   SIGNATURES



         As required by the Securities Act of 1933, the Depositor has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, in the City and State of New York, on this 9th day of August, 2002.



                                            THE EQUITABLE LIFE ASSURANCE
                                            SOCIETY OF THE UNITED STATES
                                                   (Depositor)


                                            By: /s/ Robin Wagner
                                                ----------------------
                                                    Robin Wagner
                                                    Vice President and Counsel


         As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:



PRINCIPAL EXECUTIVE OFFICERS:



*Christopher M. Condron                     Chairman of the Board, Chief
                                            Executive Officer and Director





PRINCIPAL FINANCIAL OFFICER:


*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and
                                            Director


PRINCIPAL ACCOUNTING OFFICER:



*Alvin H. Fenichel                          Senior Vice President and
                                            Controller


*DIRECTORS:
Bruce W. Calvert        John T. Hartley            Didier Pineau-Valencienne
Franccoise Colloc'h     John H.F. Haskell, Jr.     George J. Sella, Jr.
Christopher M. Condron  Mary R. (Nina) Henderson   Peter J. Tobin
Henri de Castries       W. Edwin Jarmain           Stanley B. Tulin
Claus-Michael Dill      George T. Lowy
Joseph L. Dionne        Edward D. Miller
Denis Duverne
Jean-Rene Fourtou
Norman C. Francis
Donald J. Greene





*By /s/ Robin Wagner
-------------------------
    Robin Wagner
    Attorney-in-Fact
    August 9, 2002



                                      C-3